INVENTORIES (Tables)	12 Months Ended
Dec. 31, 2025
Inventory Disclosure [Abstract]
Schedule of inventories

	December 31,
	2025	2024
Raw materials	$244,527	$443,308
Finished goods	469,432	673,192
Allowance for slow-moving inventory	(330,250)	—
Inventories, at cost	$383,709	$1,116,500